Leases - Future Undiscounted Cash Flows for Operating Leases and Reconciliation to Operating Lease Liability (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 17
2021	16
2022	9
2023	2
2024 and thereafter	1
Total	45
Less short term leases	(1)
Less discount	(8)
Operating lease liability	36	$ 0
Current	12
Non-current	$ 24